UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03591

Calvert Variable Series, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

December 31

Date of Fiscal Year End

June 30, 2021

Date of Reporting Period

Item 1.	Report to Stockholders

Calvert
VP SRI Balanced Portfolio
Semiannual Report
June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2021
Calvert
VP SRI Balanced Portfolio

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Performance

Portfolio Managers Vishal Khanduja, CFA, Brian S. Ellis, CFA and Charles B. Gaffney, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	09/02/1986	09/02/1986	8.73%	24.78%	12.04%	9.75%
Class F at NAV	10/18/2013	09/02/1986	8.33	24.32	11.62	9.45

Russell 1000® Index	—	—	14.95%	43.07%	17.98%	14.88%
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(1.60)	(0.33)	3.02	3.39
Balanced Blended Benchmark	—	—	8.11	24.23	12.11	10.43

% Total Annual Operating Expense Ratios[3]	Class I	Class F
	0.63%	0.88%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Fund Profile

Asset Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

Fixed-Income Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Endnotes and Additional Disclosures

[1]	Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Balanced Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. Prior to 11/1/15, the fixed income component was the Bloomberg Barclays U.S. Credit Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective August 24, 2021, the Bloomberg Barclays fixed income indices will be rebranded as Bloomberg indices.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,087.30	$3.31	0.64%
Class F	$1,000.00	$1,083.30	$4.60	0.89%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,021.62	$3.21	0.64%
Class F	$1,000.00	$1,020.38	$4.46	0.89%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. Expenses shown do not include insurance-related charges.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.1%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$160	$ 171,409
Affirm Asset Securitization Trust:
Series 2020-A, Class A, 2.10%, 2/18/25(1)	377	380,502
Series 2021-A, Class A, 0.88%, 8/15/25(1)	115	115,203
Avant Loans Funding Trust, Series 2019-A, Class C, 4.65%, 4/15/26(1)	436	438,061
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	80	81,638
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	778	779,068
Conn's Receivables Funding, LLC:
Series 2019-B, Class B, 3.62%, 6/17/24(1)	49	49,018
Series 2020-A, Class B, 4.27%, 6/16/25(1)	195	196,821
Series 2020-A, Class C, 4.20%, 6/16/25(1)	119	119,542
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	82	87,912
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	345	343,916
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	98,898
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	28	28,087
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	62	66,308
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	345	356,316
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	30	31,150
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	566	576,044
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	173	181,150
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	179	190,322
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	402	412,857
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	281	302,372
Marlette Funding Trust:
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	175	176,231
Series 2021-1A, Class A, 0.60%, 6/16/31(1)	93	92,509
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	261	287,670
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	688	715,118
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	74	75,112
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	74	77,215
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	134	132,414
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	159	159,477
Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loan Trust: (continued)
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	$268	$ 266,311
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	390	403,286
OneMain Financial Issuance Trust:
Series 2016-3A, Class A, 3.83%, 6/18/31(1)	255	257,462
Series 2018-1A, Class A, 3.30%, 3/14/29(1)	384	385,109
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	100	99,659
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	361	362,269
Series 2021-B, Class C, 3.65%, 5/8/31(1)	100	100,373
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	635	640,282
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	255	255,183
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	491	494,857
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	68	71,215
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	276	279,535
Prosper Marketplace Issuance Trust, Series 2017-1A, Class C, 5.80%, 6/15/23(1)	1	936
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	161	166,935
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	182	191,526
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	936	989,554
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	31	30,661
Series 2020-A, Class A, 2.62%, 12/15/26(1)	59	59,222
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	276	289,223
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	176	176,816
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	508	519,130
Series 2014-2, Class B, 5.44%, 7/20/44(1)	835	840,885
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	516	547,344
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	410	415,120
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,189	2,319,609
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	206,239
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	335	333,966
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	570	584,973

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	$102	$ 106,970
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	212	226,058
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	307	307,294
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	183	196,845
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	367	390,874
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	4	3,980
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	55	54,992
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	815	826,007
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	170	173,590
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	65	65,298
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	81	81,548
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	576	620,267
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	78	81,392
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	294	305,101
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	570	567,854
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	400	403,998
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	231	212,592
Total Asset-Backed Securities (identified cost $22,122,239)		$ 22,634,680

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2020-4A, Class M2A, 2.692%, (1 mo. USD LIBOR + 2.60%), 6/25/30(1)(2)	$152	$ 152,962
Series 2021-1A, Class M1A, 1.80%, (SOFR + 1.75%), 3/25/31(1)(2)	150	152,161
Series 2021-1A, Class M1B, 2.25%, (SOFR + 2.20%), 3/25/31(1)(2)	155	160,282
Series 2021-1A, Class M1C, 3.00%, (SOFR + 2.95%), 3/25/31(1)(2)	150	157,504
Series 2021-2A, Class M1A, 1.25%, (SOFR + 1.20%), 6/25/31(1)(2)	208	208,745
Eagle Re, Ltd., Series 2021-1, Class M1A, 1.75%, (SOFR + 1.70%), 10/25/33(1)(2)	315	317,259
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.342%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	$288	$ 293,551
Series 2018-DNA1, Class M2, 1.892%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	260	261,435
Series 2018-DNA1, Class M2AT, 1.142%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	330	328,990
Series 2019-DNA2, Class M2, 2.542%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	67	68,596
Series 2019-DNA3, Class M2, 2.142%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	735	743,681
Series 2019-DNA4, Class M2, 2.042%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	172	173,234
Series 2020-DNA2, Class M1, 0.842%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	69	68,585
Series 2020-DNA4, Class M2, 3.842%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	26	25,766
Series 2020-DNA5, Class M1, 1.35%, (SOFR + 1.30%), 10/25/50(1)(2)	30	30,014
Series 2020-DNA5, Class M2, 2.85%, (SOFR + 2.80%), 10/25/50(1)(2)	130	132,086
Series 2020-DNA6, Class B1, 3.05%, (SOFR + 3.00%), 12/25/50(1)(2)	25	25,260
Series 2020-DNA6, Class M2, 2.05%, (SOFR + 2.00%), 12/25/50(1)(2)	280	283,124
Series 2021-DNA3, Class M1, 0.80%, (SOFR + 0.75%), 10/25/33(1)(2)	240	240,625
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.342%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	184	192,982
Series 2014-C02, Class 1M2, 2.692%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	178	179,752
Series 2014-C02, Class 2M2, 2.692%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	86	87,014
Series 2014-C03, Class 1M2, 3.092%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	82	82,336
Series 2014-C03, Class 2M2, 2.992%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	132	135,490
Series 2014-C04, Class 1M2, 4.992%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	309	320,354
Series 2017-C06, Class 1M2, 2.742%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	234	237,881
Series 2018-C06, Class 1M2, 2.092%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	23	22,932
Series 2018-R07, Class 1M2, 2.492%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	166	167,327
Series 2019-R02, Class 1M2, 2.392%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	17	17,393
Series 2019-R05, Class 1M2, 2.092%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	32	32,424
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274	298,346

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Home Re, Ltd.:
Series 2021-1, Class M1B, 1.642%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	$265	$ 269,049
Series 2021-1, Class M2, 2.942%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	150	148,704
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336%, 8/25/21(1)	76	76,140
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	250	251,561
Total Collateralized Mortgage Obligations (identified cost $6,276,245)		$ 6,343,545

Commercial Mortgage-Backed Securities — 3.4%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(4)	$695	$ 626,619
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	325	285,783
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	485	400,302
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 0.993%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	629	630,698
Series 2019-XL, Class B, 1.153%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	299	299,568
CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class D, 2.323%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	235	227,114
Extended Stay America Trust:
Series 2021-ESH, Class A, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(5)	120	120,637
Series 2021-ESH, Class C, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(5)	400	402,624
Series 2021-ESH, Class D, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(5)	137	138,327
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	1,440	1,538,974
Series KG03, Class A2, 1.297%, 6/25/30(4)	305	300,137
Series KSG1, Class A2, 1.503%, 9/25/30	278	279,038
Series KW06, Class A2, 3.80%, 6/25/28(4)	530	610,331
Series W5FX, Class AFX, 3.336%, 4/25/28(4)	192	213,707
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.023%, 9/25/27(4)	598	655,148
Series 2018-M4, Class A2, 3.147%, 3/25/28(4)	1,325	1,471,709
Series 2018-M13, Class A2, 3.697%, 9/25/30(4)	1,680	1,981,465
Series 2019-M1, Class A2, 3.673%, 9/25/28(4)	567	648,539
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	1,033,697
Series 2020-M20, Class A2, 1.435%, 10/25/29	605	604,228
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.342%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	$55	$ 55,892
Series 2020-01, Class M10, 3.842%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	395	412,328
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	134,633
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	100	29,413
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(6)	545	545,414
Series 2019-BPR, Class A, 1.473%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(6)	539	527,362
Series 2019-BPR, Class B, 2.173%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(6)	187	174,474
Series 2019-BPR, Class C, 3.123%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(6)	100	87,086
Motel 6 Trust:
Series 2017-MTL6, Class D, 2.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	99	99,162
Series 2017-MTL6, Class E, 3.323%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	66	66,930
Series 2017-MTL6, Class F, 4.323%, (1 mo. USD LIBOR + 4.25%), 8/15/34(1)(2)	72	72,668
RETL Trust, Series 2019-RVP, Class C, 2.173%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(2)	95	94,892
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	188	196,476
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(4)	450	406,543
Total Commercial Mortgage-Backed Securities (identified cost $15,048,857)		$ 15,371,918

Common Stocks — 65.2%

Security	Shares	Value
Auto Components — 1.2%
Aptiv PLC(7)	34,400	$ 5,412,152
		$ 5,412,152
Banks — 3.2%
PNC Financial Services Group, Inc. (The)	35,700	$ 6,810,132
Wells Fargo & Co.	162,100	7,341,509
		$ 14,151,641
Beverages — 2.5%
Coca-Cola Co. (The)	99,000	$ 5,356,890

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Beverages (continued)
Coca-Cola Europacific Partners PLC	100,300	$ 5,949,796
		$ 11,306,686
Biotechnology — 1.4%
AbbVie, Inc.	56,800	$ 6,397,952
		$ 6,397,952
Building Products — 1.4%
AZEK Co., Inc. (The)(7)	74,800	$ 3,176,008
Trane Technologies PLC	17,400	3,204,036
		$ 6,380,044
Capital Markets — 5.0%
Goldman Sachs Group, Inc. (The)	9,000	$ 3,415,770
Intercontinental Exchange, Inc.	50,000	5,935,000
S&P Global, Inc.	16,900	6,936,605
Tradeweb Markets, Inc., Class A	74,803	6,325,342
		$ 22,612,717
Commercial Services & Supplies — 0.9%
Waste Management, Inc.	27,616	$ 3,869,278
		$ 3,869,278
Containers & Packaging — 0.9%
AptarGroup, Inc.	27,800	$ 3,915,352
		$ 3,915,352
Electrical Equipment — 0.8%
AMETEK, Inc.	28,000	$ 3,738,000
		$ 3,738,000
Electronic Equipment, Instruments & Components — 0.8%
TE Connectivity, Ltd.	26,200	$ 3,542,502
		$ 3,542,502
Energy Equipment & Services — 1.3%
Baker Hughes Co.	264,000	$ 6,037,680
		$ 6,037,680
Entertainment — 1.3%
Walt Disney Co. (The)(7)	33,700	$ 5,923,449
		$ 5,923,449
Equity Real Estate Investment Trusts (REITs) — 1.1%
Lamar Advertising Co., Class A	47,300	$ 4,939,066
		$ 4,939,066
Security	Shares	Value
Food & Staples Retailing — 1.3%
Sysco Corp.	76,400	$ 5,940,100
		$ 5,940,100
Health Care Equipment & Supplies — 3.0%
Boston Scientific Corp.(7)	145,800	$ 6,234,408
Danaher Corp.	26,200	7,031,032
		$ 13,265,440
Health Care Providers & Services — 1.2%
Anthem, Inc.	14,400	$ 5,497,920
		$ 5,497,920
Hotels, Restaurants & Leisure — 1.0%
Marriott International, Inc., Class A(7)	31,600	$ 4,314,032
		$ 4,314,032
Independent Power and Renewable Electricity Producers — 1.0%
NextEra Energy Partners, L.P.	60,188	$ 4,595,956
		$ 4,595,956
Interactive Media & Services — 5.1%
Alphabet, Inc., Class C(7)	6,990	$ 17,519,177
Match Group, Inc.(7)	32,172	5,187,735
		$ 22,706,912
Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(7)	5,229	$ 17,988,597
		$ 17,988,597
IT Services — 5.2%
Automatic Data Processing, Inc.	23,500	$ 4,667,570
Cognizant Technology Solutions Corp., Class A	44,400	3,075,144
PayPal Holdings, Inc.(7)	22,000	6,412,560
Visa, Inc., Class A	39,700	9,282,654
		$ 23,437,928
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	12,018	$ 6,062,720
		$ 6,062,720
Machinery — 0.9%
Stanley Black & Decker, Inc.	19,900	$ 4,079,301
		$ 4,079,301
Pharmaceuticals — 2.0%
Sanofi	53,900	$ 5,662,873

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc.	16,800	$ 3,130,848
		$ 8,793,721
Professional Services — 1.7%
Booz Allen Hamilton Holding Corp.	42,400	$ 3,611,632
Clarivate PLC(7)	138,100	3,801,893
		$ 7,413,525
Road & Rail — 0.9%
Union Pacific Corp.	17,700	$ 3,892,761
		$ 3,892,761
Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	27,800	$ 4,786,048
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,000	4,085,440
Texas Instruments, Inc.	23,951	4,605,777
		$ 13,477,265
Software — 5.4%
Intuit, Inc.	6,552	$ 3,211,594
Microsoft Corp.	77,893	21,101,213
		$ 24,312,807
Specialty Retail — 1.1%
TJX Cos., Inc. (The)	70,700	$ 4,766,594
		$ 4,766,594
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	115,188	$ 15,776,148
		$ 15,776,148
Textiles, Apparel & Luxury Goods — 0.8%
VF Corp.	43,200	$ 3,544,128
		$ 3,544,128
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.(7)	31,330	$ 4,537,524
		$ 4,537,524
Total Common Stocks (identified cost $191,044,470)		$292,629,898

Convertible Preferred Stocks — 0.0%(8)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(8)
Becton Dickinson and Co., Series B, 6.00%(9)	800	$ 42,808
Total Convertible Preferred Stocks (identified cost $44,095)		$ 42,808

Corporate Bonds — 14.5%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.1%
LG Chem, Ltd.:
3.25%, 10/15/24(1)	$350	$ 376,394
3.625%, 4/15/29(1)	250	276,170
		$ 652,564
Communications — 1.3%
AT&T, Inc.:
2.30%, 6/1/27	$1	$ 1,035
3.10%, 2/1/43	40	39,274
3.50%, 9/15/53(1)	44	44,272
3.65%, 6/1/51	746	776,443
3.65%, 9/15/59(1)	53	53,828
3.80%, 12/1/57(1)	266	277,645
4.90%, 6/15/42	300	363,686
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	980	1,127,677
Comcast Corp., 2.45%, 8/15/52(9)	481	435,464
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	250	267,334
Discovery Communications, LLC, 5.20%, 9/20/47(9)	326	405,844
NBCUniversal Media, LLC, 4.45%, 1/15/43	200	246,187
Nokia Oyj:
4.375%, 6/12/27	229	253,636
6.625%, 5/15/39	320	415,096
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	185	216,928
SES S.A., 5.30%, 4/4/43(1)	109	128,124
Sprint Corp., 7.25%, 9/15/21	75	76,265
T-Mobile USA, Inc.:
2.25%, 2/15/26(9)	23	23,201
2.25%, 11/15/31	64	63,373
2.55%, 2/15/31	147	149,058
2.625%, 4/15/26	265	271,621
4.50%, 4/15/50	280	333,755
		$ 5,969,746

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical — 1.1%
7-Eleven, Inc., 0.80%, 2/10/24(1)	$338	$ 337,291
American Airlines Pass-Through Trust:
4.40%, 9/22/23	103	100,684
5.25%, 1/15/24	170	167,226
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	296	313,760
5.75%, 4/20/29(1)	21	22,733
Aptiv PLC, 5.40%, 3/15/49	58	78,760
Delta Air Lines, Inc., 3.625%, 3/15/22	299	303,266
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	389	432,788
Ford Motor Credit Co., LLC:
1.068%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	313	312,616
1.256%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	250	249,111
2.979%, 8/3/22	1,070	1,087,516
3.087%, 1/9/23	200	204,250
4.14%, 2/15/23	200	207,500
Macy's Retail Holdings, LLC:
2.875%, 2/15/23	252	255,279
3.625%, 6/1/24	39	40,014
MDC Holdings, Inc., 2.50%, 1/15/31(9)	61	59,505
Meritage Homes Corp., 3.875%, 4/15/29(1)	20	20,725
Nordstrom, Inc.:
4.25%, 8/1/31(1)(9)	218	227,309
4.375%, 4/1/30(9)	268	279,697
5.00%, 1/15/44	371	370,338
Tesla, Inc., 5.30%, 8/15/25(1)	56	57,954
		$ 5,128,322
Consumer, Non-cyclical — 1.2%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$200	$ 210,750
4.25%, 11/1/29(1)	384	415,680
Block Financial, LLC, 3.875%, 8/15/30	386	417,669
Centene Corp.:
2.50%, 3/1/31	367	362,412
3.375%, 2/15/30	199	208,288
4.25%, 12/15/27	257	271,135
4.625%, 12/15/29	36	39,637
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	221	220,040
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	255	246,744
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	285	305,308
CVS Health Corp., 3.00%, 8/15/26	415	447,979
CVS Pass-Through Trust, 6.036%, 12/10/28	343	401,934
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	678	621,735
Ford Foundation (The), 2.415%, 6/1/50	435	419,717
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Kraft Heinz Foods Co., 4.375%, 6/1/46	$569	$ 645,835
Smithfield Foods, Inc.:
3.00%, 10/15/30(1)	77	77,730
5.20%, 4/1/29(1)	45	52,433
		$ 5,365,026
Energy — 0.4%
NuStar Logistics, L.P.:
5.75%, 10/1/25	$46	$ 50,164
6.00%, 6/1/26	198	215,226
6.375%, 10/1/30	137	151,747
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	361	370,448
5.00%, 1/31/28(1)	743	788,910
		$ 1,576,495
Financial — 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	$291	$ 312,143
4.625%, 10/15/27(9)	150	168,129
6.50%, 7/15/25	175	205,388
Affiliated Managers Group, Inc., 3.30%, 6/15/30	401	433,446
Agree L.P., 2.00%, 6/15/28	122	121,129
Air Lease Corp., 2.875%, 1/15/26	355	373,281
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	371	381,944
American Assets Trust, L.P., 3.375%, 2/1/31	84	86,651
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27(9)	335	326,141
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(10)	458	477,053
Bank of America Corp.:
0.981% to 9/25/24, 9/25/25(10)	445	445,137
1.734% to 7/22/26, 7/22/27(10)	655	660,393
1.898% to 7/23/30, 7/23/31(10)	472	459,293
1.922% to 10/24/30, 10/24/31(10)	483	471,195
2.087% to 6/14/28, 6/14/29(10)	284	286,575
2.456% to 10/22/24, 10/22/25(10)	1,164	1,218,414
Bank of Montreal, 2.05%, 11/1/22	699	715,490
Bank of Nova Scotia (The), 2.375%, 1/18/23	478	492,979
BankUnited, Inc., 5.125%, 6/11/30	309	360,715
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	262	265,301
5.125% to 1/18/28, 1/18/33(1)(10)	200	208,940
Capital One Financial Corp.:
3.30%, 10/30/24	209	225,248
3.75%, 7/28/26(9)	122	134,724
4.20%, 10/29/25	190	212,264

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Charles Schwab Corp. (The), 4.00% to 6/1/26(10)(11)	$59	$ 61,655
CI Financial Corp.:
3.20%, 12/17/30	402	413,002
4.10%, 6/15/51	194	203,138
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(10)	630	631,781
1.198%, (3 mo. USD LIBOR + 1.07%), 12/8/21(2)	150	150,562
1.678% to 5/15/23, 5/15/24(10)	618	631,210
2.666% to 1/29/30, 1/29/31(10)	368	380,225
3.106% to 4/8/25, 4/8/26(10)	319	341,567
3.887% to 1/10/27, 1/10/28(10)	967	1,077,079
4.00% to 12/10/25(10)(11)	310	321,237
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(10)	206	218,296
Digital Realty Trust, L.P., 4.75%, 10/1/25	218	248,082
Discover Bank, 4.682% to 8/9/23, 8/9/28(10)	270	287,001
Discover Financial Services:
3.95%, 11/6/24	90	98,197
6.125% to 6/23/25(10)(11)	111	124,980
Extra Space Storage L.P., 2.55%, 6/1/31	233	234,855
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	409	412,579
6.00%, 4/15/25(1)	283	299,147
Iron Mountain, Inc.:
4.50%, 2/15/31(1)(9)	314	318,318
5.00%, 7/15/28(1)	126	131,185
JPMorgan Chase & Co.:
0.63%, (SOFR + 0.58%), 3/16/24(2)	549	552,749
2.522% to 4/22/30, 4/22/31(10)	530	545,835
2.739% to 10/15/29, 10/15/30(10)	185	193,782
2.956% to 5/13/30, 5/13/31(10)	211	221,886
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	301	323,541
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(10)	356	371,425
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(10)	523	520,772
3.624%, 6/3/30(1)	255	270,017
Mastercard, Inc., 1.90%, 3/15/31	175	177,040
National Australia Bank, Ltd., 3.625%, 6/20/23	275	292,006
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(10)	301	300,025
Newmark Group, Inc., 6.125%, 11/15/23	134	147,660
OneMain Finance Corp., 3.50%, 1/15/27	210	211,838
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	1,288	1,351,910
Radian Group, Inc.:
4.875%, 3/15/27	476	519,068
6.625%, 3/15/25	37	41,805
Security	Principal Amount (000's omitted)	Value
Financial (continued)
SBA Tower Trust, 3.722%, 4/9/48(1)	$660	$ 667,966
SITE Centers Corp., 3.625%, 2/1/25	259	273,910
Societe Generale S.A., 4.75% to 5/26/26(1)(10)(11)	200	207,750
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(10)	200	200,998
1.456% to 1/14/26, 1/14/27(1)(10)	226	224,201
Stifel Financial Corp., 4.00%, 5/15/30	231	256,594
Sun Communities Operating L.P., 2.70%, 7/15/31	112	112,234
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(10)	529	533,187
4.00% to 10/29/25, 10/29/30(10)	250	265,625
Synovus Financial Corp.:
3.125%, 11/1/22	156	160,463
5.90% to 2/7/24, 2/7/29(10)	35	37,993
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)	226	235,368
Truist Financial Corp.:
1.267% to 3/2/26, 3/2/27(10)	280	279,829
5.10% to 3/1/30(9)(10)(11)	409	460,636
UBS AG, 1.25%, 6/1/26(1)	331	330,279
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(10)	359	352,019
4.375% to 2/10/31(1)(10)(11)	219	224,300
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(10)	200	218,292
Welltower, Inc., 2.75%, 1/15/31(9)	249	256,969
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(9)(10)	220	216,671
		$ 27,182,712
Government - Multinational — 1.2%
Asian Development Bank, 3.125%, 9/26/28	$540	$ 606,748
European Investment Bank:
2.375%, 5/24/27	1,026	1,101,758
2.875%, 6/13/25(1)	1,045	1,134,037
International Bank for Reconstruction & Development:
0.18%, (SOFR + 0.13%), 1/13/23(2)	621	621,292
1.375%, 4/20/28	450	454,045
3.125%, 11/20/25	1,200	1,320,498
Nordic Investment Bank, 2.25%, 9/30/21	271	272,414
		$ 5,510,792
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$720	$ 717,217
		$ 717,217
Industrial — 1.0%
FedEx Corp., 4.55%, 4/1/46	$290	$ 352,784

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Flowserve Corp., 3.50%, 10/1/30	$194	$ 204,865
Hexcel Corp.:
4.20%, 2/15/27	319	343,594
4.95%, 8/15/25	40	44,096
Imola Merger Corp., 4.75%, 5/15/29(1)	49	50,470
Jabil, Inc.:
3.00%, 1/15/31(9)	709	730,442
3.60%, 1/15/30	418	453,065
nVent Finance S.a.r.l., 4.55%, 4/15/28	730	802,974
Owens Corning, 3.95%, 8/15/29	669	756,587
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21(1)	260	260,196
Valmont Industries, Inc.:
5.00%, 10/1/44	55	66,823
5.25%, 10/1/54	265	329,759
		$ 4,395,655
Other Revenue — 0.2%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$675	$ 693,162
		$ 693,162
Technology — 0.4%
DXC Technology Co.:
4.125%, 4/15/25	$266	$ 292,511
4.75%, 4/15/27(9)	84	96,798
Seagate HDD Cayman:
3.375%, 7/15/31(1)	200	193,533
4.091%, 6/1/29(1)	354	362,917
4.875%, 3/1/24	235	253,930
5.75%, 12/1/34(9)	180	207,386
Western Digital Corp., 4.75%, 2/15/26	515	572,938
		$ 1,980,013
Utilities — 1.3%
AES Corp. (The), 2.45%, 1/15/31(1)(9)	$575	$ 569,852
American Water Capital Corp.:
2.30%, 6/1/31	640	651,187
2.95%, 9/1/27	370	399,294
Avangrid, Inc.:
3.15%, 12/1/24	292	312,524
3.80%, 6/1/29	590	666,556
Clearway Energy Operating, LLC, 5.00%, 9/15/26	380	391,677
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	171	188,174
Enel Finance International NV, 2.65%, 9/10/24(1)	530	557,476
MidAmerican Energy Co.:
3.15%, 4/15/50	215	230,220
Security	Principal Amount (000's omitted)	Value
Utilities (continued)
MidAmerican Energy Co.: (continued)
4.25%, 7/15/49	$250	$ 315,467
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	296	299,654
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	34	35,913
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	233	229,642
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	656	680,731
Public Service Co. of Colorado, 3.70%, 6/15/28	227	256,421
		$ 5,784,788
Total Corporate Bonds (identified cost $62,564,913)		$ 64,956,492

Preferred Stocks — 0.4%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(8)
AGNC Investment Corp., Series F, 6.125% to 4/15/25(10)	5,250	$ 131,512
		$ 131,512
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(10)	12,426	$ 274,739
		$ 274,739
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	13,670	$ 341,340
Series A2, 6.375%	12,000	315,600
		$ 656,940
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.:
5.50%	23,600	$ 618,084
6.25% (9)	2,200	60,214
		$ 678,298
Total Preferred Stocks (identified cost $1,687,749)		$ 1,741,489

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 0.7%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$293	$ 290,499
		$ 290,499
Drugs — 0.1%
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	$424	$ 423,911
		$ 423,911
Electronics/Electrical — 0.1%
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	$206	$ 206,970
MA FinanceCo., LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	18	17,939
Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	123	121,147
SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	33	32,536
SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	43	42,824
Ultimate Software Group, Inc. (The), Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26	248	248,537
		$ 669,953
Equipment Leasing — 0.0%(8)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$147	$ 147,096
		$ 147,096
Health Care — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$316	$ 316,392
		$ 316,392
Insurance — 0.1%
Asurion, LLC:
Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$120	$ 119,340
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	60	59,089
USI, Inc., Term Loan, 3.147%, (3 mo. USD LIBOR + 3.00%), 5/16/24	227	225,444
		$ 403,873
Borrower/Description	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.0%(8)
Bombardier Recreational Products, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$68	$ 67,558
		$ 67,558
Telecommunications — 0.2%
CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$323	$ 318,984
Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	74	73,238
Ziggo Financing Partnership, Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 4/30/28	325	322,247
		$ 714,469
Total Senior Floating-Rate Loans (identified cost $3,039,366)		$ 3,033,751

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$235	$ 220,745
2.00%, 9/29/22	1,048	1,071,872
Kuntarahoitus Oyj, 1.375%, 9/21/21(1)	200	200,540
Nederlandse Waterschapsbank NV, 2.125%, 11/15/21(1)	230	231,699
Total Sovereign Government Bonds (identified cost $1,738,156)		$ 1,724,856

Taxable Municipal Obligations — 1.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(13)	$450	$ 608,198
Massachusetts, Green Bonds, 3.277%, 6/1/46	435	485,886
New York City, NY, 5.206%, 10/1/31(13)	470	576,399
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	318,946
		$ 1,989,429
Special Tax Revenue — 0.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$405	$ 428,583
2.484%, 6/1/27	290	308,493

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
California Health Facilities Financing Authority, (No Place Like Home Program): (continued)
2.534%, 6/1/28	$360	$ 383,231
2.584%, 6/1/29	200	212,936
2.984%, 6/1/33	220	235,266
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(13)	300	366,762
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(13)	600	772,176
		$ 2,707,447
Water and Sewer — 0.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$ 184,770
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	170	173,954
2.184%, 9/1/31	140	143,147
2.264%, 9/1/32	125	127,594
2.344%, 9/1/33	135	137,553
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	142,457
Green Bonds, 1.701%, 5/1/31	130	128,662
Green Bonds, 1.951%, 5/1/34	75	74,362
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,440	1,544,126
		$ 2,656,625
Total Taxable Municipal Obligations (identified cost $6,782,083)		$ 7,353,501

U.S. Government Agencies and Instrumentalities — 0.5%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$137	$ 140,436
2.618%, 8/1/23	69	72,187
2.668%, 8/1/24	240	254,139
2.738%, 8/1/25	240	258,574
3.435%, 8/1/34	220	244,859
3.485%, 8/1/35	125	141,648
3.585%, 8/1/37	225	255,810
U.S. International Development Finance Corp.:
3.22%, 9/15/29	373	408,928
Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.: (continued)
3.52%, 9/20/32	$354	$ 396,190
Total U.S. Government Agencies and Instrumentalities (identified cost $2,036,601)		$ 2,172,771

U.S. Government Agency Mortgage-Backed Securities — 3.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	$167	$ 175,909
Federal National Mortgage Association:
30-Year, 2.00%, TBA(14)	332	335,506
30-Year, 2.50%, TBA(14)	5,350	5,534,324
30-Year, 3.00%, TBA(14)	6,050	6,308,071
Pool #AN1879, 2.65%, 6/1/26	319	341,880
Pool #AN1909, 2.68%, 7/1/26	350	376,351
Pool #BM3990, 4.00%, 3/1/48	466	497,638
Pool #FM1867, 3.00%, 11/1/49	421	439,062
Pool #FM6803, 2.00%, 4/1/51	272	277,184
Pool #MA3149, 4.00%, 10/1/47	519	557,203
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	388	404,058
Pool #CB8629, 2.50%, 4/20/51	508	531,801
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $15,735,952)		$ 15,778,987

U.S. Treasury Obligations — 4.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$99	$ 85,202
1.375%, 8/15/50	497	419,130
1.875%, 2/15/41	481	471,004
1.875%, 2/15/51	1,837	1,753,761
2.25%, 5/15/41	2,378	2,475,186
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(15)	1,333	1,530,114
U.S. Treasury Notes:
0.125%, 6/30/22	130	130,037
0.125%, 4/30/23	1,727	1,723,964
0.125%, 6/30/23	1,965	1,960,356
0.25%, 5/15/24	880	875,256
0.25%, 6/15/24	1,466	1,457,124
0.25%, 6/30/25	89	87,439
0.375%, 3/31/22	129	129,287

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
0.375%, 12/31/25	$1,028	$ 1,008,587
0.375%, 1/31/26	379	371,563
0.75%, 4/30/26	2,100	2,089,582
0.75%, 5/31/26	300	298,313
0.875%, 11/15/30	52	49,457
1.125%, 2/29/28	1,356	1,352,186
1.25%, 3/31/28	581	583,383
1.25%, 4/30/28	302	302,991
1.25%, 6/30/28	717	718,176
1.625%, 12/31/21	128	128,998
Total U.S. Treasury Obligations (identified cost $19,719,244)		$ 20,001,096

Short-Term Investments — 2.1%
Affiliated Fund — 1.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(16)	7,184,310	$ 7,184,310
Total Affiliated Fund (identified cost $7,184,498)		$ 7,184,310
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(17)	2,374,550	$ 2,374,550
Total Securities Lending Collateral (identified cost $2,374,550)		$ 2,374,550
Total Short-Term Investments (identified cost $9,559,048)		$ 9,558,860
Total Investments — 103.3% (identified cost $357,399,018)		$463,344,652
Other Assets, Less Liabilities — (3.3)%		$ (14,680,680)
Net Assets — 100.0%		$ 448,663,972

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $48,618,207 or 10.8% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2021.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2021.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2021.
(5)	When-issued security. For a variable rate security, interest rate will be determined after June 30, 2021.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 9).
(7)	Non-income producing security.
(8)	Amount is less than 0.05%.
(9)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $4,080,448.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(14)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(15)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(16)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(17)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	9	Long	9/30/21	$ 1,982,883	$ (3,179)
U.S. 10-Year Treasury Note	42	Long	9/21/21	5,565,000	19,728
U.S. Ultra-Long Treasury Bond	28	Long	9/21/21	5,395,250	262,665
U.S. 5-Year Treasury Note	(5)	Short	9/30/21	(617,148)	1,397
U.S. Long Treasury Bond	(2)	Short	9/21/21	(321,500)	(10,160)
U.S. Ultra 10-Year Treasury Note	(142)	Short	9/21/21	(20,902,844)	(366,352)
U.S. Ultra-Long Treasury Bond	(6)	Short	9/21/21	(1,156,125)	(56,355)
					$(152,256)

Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Statement of Assets and Liabilities (Unaudited)

June 30, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $348,848,771) - including $4,080,448 of securities on loan	$ 454,826,006
Investments in securities of affiliated issuers, at value (identified cost $8,550,247)	8,518,646
Cash	516,055
Deposits at broker for futures contracts	276,000
Receivable for capital shares sold	84,149
Dividends and interest receivable	858,044
Dividends and interest receivable - affiliated	1,266
Securities lending income receivable	634
Tax reclaims receivable	49,163
Directors' deferred compensation plan	72,320
Total assets	$465,202,283
Liabilities
Payable for variation margin on open futures contracts	$ 35,554
Payable for investments purchased	662,062
Payable for when-issued/delayed delivery/forward commitment securities	12,864,550
Payable for capital shares redeemed	156,131
Deposits for securities loaned	2,374,550
Payable to affiliates:
Investment advisory fee	149,234
Administrative fee	43,678
Distribution and service fees	2,073
Sub-transfer agency fee	195
Directors' deferred compensation plan	72,320
Accrued expenses	177,964
Total liabilities	$ 16,538,311
Net Assets	$448,663,972
Sources of Net Assets
Paid-in capital	$ 304,514,132
Distributable earnings	144,149,840
Total	$448,663,972
Class I Shares
Net Assets	$ 438,197,380
Shares Outstanding	160,070,407
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 2.74
Class F Shares
Net Assets	$ 10,466,592
Shares Outstanding	3,827,859
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 2.73

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2021
Investment Income
Dividend income (net of foreign taxes withheld of $38,366)	$ 1,730,296
Dividend income - affiliated issuers	3,824
Interest and other income	1,957,907
Interest income - affiliated issuers	7,039
Securities lending income, net	3,097
Total investment income	$ 3,702,163
Expenses
Investment advisory fee	$ 873,006
Administrative fee	255,514
Distribution and service fees:
Class F	10,937
Directors' fees and expenses	9,208
Custodian fees	5,850
Transfer agency fees and expenses	83,947
Accounting fees	86,780
Professional fees	22,017
Reports to shareholders	18,839
Miscellaneous	7,128
Total expenses	$ 1,373,226
Net investment income	$ 2,328,937
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 17,614,650
Investment securities - affiliated issuers	1,349
Futures contracts	660,797
Foreign currency transactions	(3,200)
Net realized gain	$18,273,596
Change in unrealized appreciation (depreciation):
Investment securities	$ 14,543,519
Investment securities - affiliated issuers	2,121
Futures contracts	(143,029)
Foreign currency	(509)
Net change in unrealized appreciation (depreciation)	$14,402,102
Net realized and unrealized gain	$32,675,698
Net increase in net assets from operations	$35,004,635

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,328,937	$ 5,130,781
Net realized gain	18,273,596	12,854,571
Net change in unrealized appreciation (depreciation)	14,402,102	36,312,374
Net increase in net assets from operations	$ 35,004,635	$ 54,297,726
Distributions to shareholders:
Class I	$ —	$ (17,095,943)
Class F	—	(305,549)
Total distributions to shareholders	$ —	$ (17,401,492)
Capital share transactions:
Class I	$ (4,309,358)	$ 9,550,261
Class F	1,849,620	2,257,686
Net increase (decrease) in net assets from capital share transactions	$ (2,459,738)	$ 11,807,947
Net increase in net assets	$ 32,544,897	$ 48,704,181
Net Assets
At beginning of period	$ 416,119,075	$ 367,414,894
At end of period	$448,663,972	$416,119,075

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Financial Highlights

	Class I
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 2.52	$ 2.29	$ 1.94	$ 2.23	$ 2.05	$ 2.00
Income (Loss) From Operations
Net investment income(1)	$ 0.01	$ 0.03	$ 0.04	$ 0.04	$ 0.04	$ 0.04
Net realized and unrealized gain (loss)	0.21	0.31	0.43	(0.08)	0.20	0.11
Total income (loss) from operations	$ 0.22	$ 0.34	$ 0.47	$ (0.04)	$ 0.24	$ 0.15
Less Distributions
From net investment income	$ —	$ (0.04)	$ (0.04)	$ (0.04)	$ (0.04)	$ (0.04)
From net realized gain	—	(0.07)	(0.08)	(0.21)	(0.02)	(0.06)
Total distributions	$ —	$ (0.11)	$ (0.12)	$ (0.25)	$ (0.06)	$ (0.10)
Net asset value — End of period	$ 2.74	$ 2.52	$ 2.29	$ 1.94	$ 2.23	$ 2.05
Total Return(2)	8.73% (3)	15.26%	24.40%	(2.67)%	12.16%	7.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$438,197	$408,223	$362,392	$296,345	$329,060	$325,638
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64% (5)	0.63%	0.62%	0.72%	0.69%	0.75%
Net expenses	0.64% (5)	0.63%	0.62%	0.70%	0.68%	0.70%
Net investment income	1.10% (5)	1.39%	1.68%	1.66%	1.73%	2.06%
Portfolio Turnover	50% (3)(6)	104% (6)	70% (6)	77%	132%	129%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 2.52	$ 2.30	$ 1.95	$ 2.24	$ 2.08	$ 2.03
Income (Loss) From Operations
Net investment income(1)	$ 0.01	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03
Net realized and unrealized gain (loss)	0.20	0.30	0.44	(0.07)	0.19	0.12
Total income (loss) from operations	$ 0.21	$ 0.33	$ 0.47	$ (0.04)	$ 0.22	$ 0.15
Less Distributions
From net investment income	$ —	$ (0.04)	$ (0.04)	$ (0.04)	$ (0.04)	$ (0.04)
From net realized gain	—	(0.07)	(0.08)	(0.21)	(0.02)	(0.06)
Total distributions	$ —	$ (0.11)	$ (0.12)	$ (0.25)	$ (0.06)	$(0.10)
Net asset value — End of period	$ 2.73	$ 2.52	$ 2.30	$ 1.95	$ 2.24	$ 2.08
Total Return(2)	8.33% (3)	14.76%	24.28%	(2.65)%	11.01%	7.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,467	$ 7,896	$ 5,023	$1,920	$ 1,540	$ 588
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.89% (5)	0.88%	0.86%	0.96%	1.40%	1.40%
Net expenses	0.89% (5)	0.88%	0.86%	0.96%	1.08%	1.10%
Net investment income	0.84% (5)	1.13%	1.44%	1.40%	1.30%	1.65%
Portfolio Turnover	50% (3)(6)	104% (6)	70% (6)	77%	132%	129%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP SRI Balanced Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 22,634,680	$ —	$ 22,634,680
Collateralized Mortgage Obligations	—	6,343,545	—	6,343,545
Commercial Mortgage-Backed Securities	—	15,371,918	—	15,371,918
Common Stocks	286,967,025 (1)	—	—	286,967,025
Common Stocks - Health Care	—	5,662,873 (2)	—	5,662,873
Convertible Preferred Stocks	42,808	—	—	42,808
Corporate Bonds	—	64,956,492	—	64,956,492
Preferred Stocks	1,741,489	—	—	1,741,489
Senior Floating-Rate Loans	—	3,033,751	—	3,033,751
Sovereign Government Bonds	—	1,724,856	—	1,724,856
Taxable Municipal Obligations	—	7,353,501	—	7,353,501
U.S. Government Agencies and Instrumentalities	—	2,172,771	—	2,172,771
U.S. Government Agency Mortgage-Backed Securities	—	15,778,987	—	15,778,987
U.S. Treasury Obligations	—	20,001,096	—	20,001,096
Short-Term Investments:
Affiliated Fund	—	7,184,310	—	7,184,310
Securities Lending Collateral	2,374,550	—	—	2,374,550
Total Investments	$291,125,872	$172,218,780	$ —	$463,344,652
Futures Contracts	$ 283,790	$ —	$ —	$ 283,790
Total	$291,409,662	$172,218,780	$ —	$463,628,442
Liability Description
Futures Contracts	$ (436,046)	$ —	$ —	$ (436,046)
Total	$ (436,046)	$ —	$ —	$ (436,046)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.
G  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
I  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

J  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
L  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
M  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. The Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
N  Interim Financial Statements— The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the following annual rates of the Fund’s average daily net assets: 0.41% on the first $500 million, 0.36% on the next $500 million, and 0.325% on the excess of $1 billion. For the six months ended June 30, 2021, the investment advisory fee amounted to $873,006 or 0.41% (annualized) of the Fund's average daily net assets. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2021, CRM was paid administrative fees of $255,514.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2021 amounted to $10,937 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $542 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2021, expenses incurred under the Servicing Plan amounted to $82,897, and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $109,055,374 and $115,159,255, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $106,409,007 and $102,890,971, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$358,251,704
Gross unrealized appreciation	$ 106,140,383
Gross unrealized depreciation	(1,199,691)
Net unrealized appreciation	$104,940,692
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2021 is included in the Schedule of Investments. During the six months ended June 30, 2021, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$283,790 (1)	$(436,046) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2021 was as follows:
Statement of Operations Caption
Net realized gain (loss):
Investment securities(1)	$ (3,845)
Futures contracts	660,797
Total	$ 656,952
Change in unrealized appreciation (depreciation):
Futures contracts	$ (143,029)
Total	$(143,029)

(1)	Relates to purchased options.
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2021 was approximately $14,831,000 and $26,520,000, respectively. The average number of purchased options contracts outstanding during the six months ended June 30, 2021 was 13 contracts.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2021, the total value of securities on loan, including accrued interest, was $4,116,076 and the total value of collateral received was $4,196,568, comprised of cash of $2,374,550 and U.S. government and/or agencies securities of $1,822,018.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Convertible Preferred Stocks	$ 27,473	$ —	$ —	$ —	$ 27,473
Corporate Bonds	2,322,713	—	—	—	2,322,713
Preferred Stocks	24,364	—	—	—	24,364
Total	$2,374,550	$ —	$ —	$ —	$2,374,550
The carrying amount of the liability for deposits for securities loaned at June 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2021.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2021.
9  Affiliated Issuers and Funds
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2021, the value of the Fund’s investment in affiliated issuers and funds was $8,518,646, which represents 1.9% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.773%, (1 mo. USD LIBOR +0.70%), 11/15/34(1)	$ —	$ —	$ —	$ —	$ (248)	$ 545,414	$ 1,484	$ 545,000
Series 2019-BPR, Class A, 1.473%, (1 mo. USD LIBOR+ 1.40%), 5/15/36(1)	—	—	—	—	3,031	527,362	2,760	539,000
Series 2019-BPR, Class B, 2.173%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)	—	—	—	—	1,478	174,474	1,401	187,000
Series 2019-BPR, Class C, 3.123%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)	—	—	—	—	1,389	87,086	1,071	100,000
Corporate Bonds
Morgan Stanley, 0.71%, (SOFR + 0.70%), 1/20/23(1)	—	—	(716,112)	2,112	(3,384)	—	323	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	7,856,807	65,790,148	(66,461,737)	(763)	(145)	7,184,310	3,824	7,184,310
Totals				$1,349	$ 2,121	$8,518,646	$10,863

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 500,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	5,605,674	$ 14,682,608	13,186,923	$ 30,978,919
Reinvestment of distributions	—	—	7,305,959	17,095,943
Shares redeemed	(7,276,153)	(18,991,966)	(16,928,416)	(38,524,601)
Net increase (decrease)	(1,670,479)	$ (4,309,358)	3,564,466	$ 9,550,261

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class F
Shares sold	977,861	$ 2,585,521	1,508,379	$ 3,492,301
Reinvestment of distributions	—	—	130,576	305,549
Shares redeemed	(277,760)	(735,901)	(698,255)	(1,540,164)
Net increase	700,101	$ 1,849,620	940,700	$ 2,257,686
At June 30, 2021, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 74.9%.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
12  Subsequent Event – Change in Independent Registered Public Accounting Firm
On July 30, 2021, KPMG LLP (“KPMG”) informed the Audit Committee and Board of the Corporation that it was resigning as the independent registered public accounting firm to the Corporation, as upon Morgan Stanley’s acquisition of Eaton Vance Corp., the parent company of CRM (the investment adviser to each series of the Corporation), KPMG would no longer be independent of the Corporation. The Audit Committee of the Board and the Board approved the selection of Deloitte & Touche LLP (“Deloitte”) as the independent registered public accounting firm for the funds that are series of the Corporation (the “Funds”) for the fiscal year ending December 31, 2021 to be effective upon KPMG’s resignation and Deloitte’s acceptance of the engagement which became effective July 30, 2021.
KPMG’s reports on the financial statements for the Funds for the fiscal periods ended December 31, 2019 and December 31, 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: neither the Funds, nor anyone on their behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304).

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert VP SRI Balanced Portfolio (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
118,225,910.182	816,077.696	8,591,510.493	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 16, 2021, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Calvert
VP SRI Balanced Portfolio
June 30, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24218     6.30.21

Calvert
VP SRI Mid Cap Portfolio
Semiannual Report
June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2021
Calvert
VP SRI Mid Cap Portfolio

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Performance

Portfolio Manager Charles B. Gaffney of Calvert Research and Management
% Average Annual Total Returns[1,2]	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	07/16/1991	07/16/1991	10.41%	37.34%	13.33%	10.24%

Russell Midcap® Index	—	—	16.25%	49.80%	15.61%	13.22%

% Total Annual Operating Expense Ratios[3]
0.99%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Aptiv PLC	2.4%
ANSYS, Inc.	2.3
Ally Financial, Inc.	2.2
Stanley Black & Decker, Inc.	2.2
Teleflex, Inc.	2.2
Lamar Advertising Co., Class A	2.1
Match Group, Inc.	2.1
Black Knight, Inc.	2.1
KeyCorp	2.1
Tradeweb Markets, Inc., Class A	2.1
Total	21.8%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Endnotes and Additional Disclosures

[1]	Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio
Actual
	$1,000.00	$1,104.10	$5.01	0.96%
Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,020.03	$4.81	0.96%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. Expenses shown do not include insurance-related charges.
5

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	4,381	$ 410,368
		$ 410,368
Auto Components — 2.4%
Aptiv PLC(1)	5,770	$ 907,794
		$ 907,794
Banks — 2.5%
KeyCorp	37,753	$ 779,599
Live Oak Bancshares, Inc.	2,560	151,040
		$ 930,639
Beverages — 2.0%
Coca-Cola Europacific Partners PLC	12,260	$ 727,263
		$ 727,263
Biotechnology — 1.4%
Neurocrine Biosciences, Inc.(1)	5,485	$ 533,800
		$ 533,800
Building Products — 2.6%
AZEK Co., Inc. (The)(1)	13,287	$ 564,166
Trex Co., Inc.(1)	4,073	416,301
		$ 980,467
Capital Markets — 4.9%
Morningstar, Inc.	1,872	$ 481,310
MSCI, Inc.	1,068	569,329
Tradeweb Markets, Inc., Class A	9,210	778,798
		$ 1,829,437
Commercial Services & Supplies — 3.1%
GFL Environmental, Inc.(2)	19,460	$ 621,979
Tetra Tech, Inc.	4,272	521,355
		$ 1,143,334
Communications Equipment — 2.1%
Motorola Solutions, Inc.	3,544	$ 768,516
		$ 768,516
Consumer Finance — 2.2%
Ally Financial, Inc.	16,553	$ 825,002
		$ 825,002
Security	Shares	Value
Containers & Packaging — 2.6%
AptarGroup, Inc.	5,217	$ 734,762
Packaging Corp. of America	1,607	217,620
		$ 952,382
Electric Utilities — 1.0%
Xcel Energy, Inc.	5,854	$ 385,662
		$ 385,662
Electrical Equipment — 1.9%
AMETEK, Inc.	5,348	$ 713,958
		$ 713,958
Electronic Equipment, Instruments & Components — 2.7%
TE Connectivity, Ltd.	4,066	$ 549,764
Zebra Technologies Corp., Class A(1)	893	472,834
		$ 1,022,598
Energy Equipment & Services — 1.7%
Baker Hughes Co.	28,495	$ 651,681
		$ 651,681
Entertainment — 1.5%
Electronic Arts, Inc.	3,840	$ 552,307
		$ 552,307
Equity Real Estate Investment Trusts (REITs) — 3.9%
Lamar Advertising Co., Class A	7,630	$ 796,724
Mid-America Apartment Communities, Inc.	3,797	639,491
		$ 1,436,215
Food & Staples Retailing — 1.2%
Performance Food Group Co.(1)	9,110	$ 441,744
		$ 441,744
Food Products — 1.3%
Lamb Weston Holdings, Inc.	6,118	$ 493,478
		$ 493,478
Health Care Equipment & Supplies — 3.5%
Envista Holdings Corp.(1)	11,276	$ 487,236
Teleflex, Inc.	2,021	812,018
		$ 1,299,254
Health Care Providers & Services — 3.5%
Accolade, Inc.(1)	8,832	$ 479,666
Centene Corp.(1)	9,755	711,432

6
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
LifeStance Health Group, Inc.(1)	3,960	$ 110,326
		$ 1,301,424
Hotels, Restaurants & Leisure — 1.7%
Wyndham Hotels & Resorts, Inc.	8,745	$ 632,176
		$ 632,176
Independent Power and Renewable Electricity Producers — 1.0%
NextEra Energy Partners, L.P.	4,832	$ 368,972
		$ 368,972
Insurance — 4.0%
Arch Capital Group, Ltd.(1)	11,045	$ 430,092
Assurant, Inc.	2,987	466,510
Travelers Cos., Inc. (The)	3,859	577,731
		$ 1,474,333
Interactive Media & Services — 3.3%
CarGurus, Inc.(1)	15,892	$ 416,847
Match Group, Inc.(1)	4,930	794,963
		$ 1,211,810
IT Services — 5.5%
Broadridge Financial Solutions, Inc.	4,318	$ 697,487
Euronet Worldwide, Inc.(1)	2,896	391,974
Flywire Corp.(1)	2,779	102,100
Marqeta, Inc., Class A(1)	5,284	148,322
WEX, Inc.(1)	3,685	714,521
		$ 2,054,404
Life Sciences Tools & Services — 3.5%
Agilent Technologies, Inc.	5,052	$ 746,736
Waters Corp.(1)	1,656	572,330
		$ 1,319,066
Machinery — 4.0%
Colfax Corp.(1)	14,440	$ 661,497
Stanley Black & Decker, Inc.	3,972	814,220
		$ 1,475,717
Metals & Mining — 1.6%
Steel Dynamics, Inc.	9,853	$ 587,239
		$ 587,239
Security	Shares	Value
Pharmaceuticals — 1.9%
Jazz Pharmaceuticals PLC(1)	3,915	$ 695,461
		$ 695,461
Professional Services — 5.0%
Booz Allen Hamilton Holding Corp.	6,912	$ 588,764
Clarivate PLC(1)	19,992	550,380
Verisk Analytics, Inc.	4,049	707,441
		$ 1,846,585
Semiconductors & Semiconductor Equipment — 2.8%
Skyworks Solutions, Inc.	2,917	$ 559,335
Teradyne, Inc.	3,520	471,539
		$ 1,030,874
Software — 6.4%
ANSYS, Inc.(1)	2,441	$ 847,173
Bill.com Holdings, Inc.(1)	4,075	746,459
Black Knight, Inc.(1)	10,178	793,680
		$ 2,387,312
Specialty Retail — 8.0%
Best Buy Co., Inc.	4,986	$ 573,290
Five Below, Inc.(1)	2,696	521,056
National Vision Holdings, Inc.(1)	11,281	576,798
Ross Stores, Inc.	4,588	568,912
Ulta Beauty, Inc.(1)	2,165	748,592
		$ 2,988,648
Textiles, Apparel & Luxury Goods — 1.7%
Deckers Outdoor Corp.(1)	1,616	$ 620,657
		$ 620,657
Total Common Stocks (identified cost $28,320,199)		$37,000,577

7
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.4%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(3)	149,157	$ 149,157
Total Short-Term Investments (identified cost $149,157)		$ 149,157
Total Investments — 99.9% (identified cost $28,469,356)		$37,149,734
Other Assets, Less Liabilities — 0.1%		$ 19,283
Net Assets — 100.0%		$37,169,017

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $609,514.
(3)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
8
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Statement of Assets and Liabilities (Unaudited)

June 30, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $28,320,199) - including $609,514 of securities on loan	$ 37,000,577
Investments in securities of affiliated issuers, at value (identified cost $149,157)	149,157
Receivable for investments sold	198,051
Receivable for capital shares sold	11,193
Dividends receivable	17,376
Dividends receivable - affiliated	12
Securities lending income receivable	93
Directors' deferred compensation plan	8,725
Total assets	$37,385,184
Liabilities
Due to custodian	$ 8
Payable for investments purchased	154,098
Payable for capital shares redeemed	450
Payable to affiliates:
Investment advisory fee	19,720
Administrative fee	3,641
Sub-transfer agency fee	60
Directors' deferred compensation plan	8,725
Accrued expenses	29,465
Total liabilities	$ 216,167
Net Assets	$37,169,017
Sources of Net Assets
Paid-in capital	$ 23,051,724
Distributable earnings	14,117,293
Total	$37,169,017

Net Assets	$ 37,169,017
Shares Outstanding	987,329
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 37.65
9
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2021
Investment Income
Dividend income (net of foreign taxes withheld of $600)	$ 137,647
Dividend income - affiliated issuers	61
Securities lending income, net	241
Total investment income	$ 137,949
Expenses
Investment advisory fee	$ 117,874
Administrative fee	21,762
Directors' fees and expenses	819
Custodian fees	3,204
Transfer agency fees and expenses	10,162
Accounting fees	4,046
Professional fees	12,832
Reports to shareholders	193
Miscellaneous	3,353
Total expenses	$ 174,245
Net investment loss	$ (36,296)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 3,911,455
Investment securities - affiliated issuers	(5)
Foreign currency transactions	(383)
Net realized gain	$3,911,067
Change in unrealized appreciation (depreciation):
Investment securities	$ (290,568)
Net change in unrealized appreciation (depreciation)	$ (290,568)
Net realized and unrealized gain	$3,620,499
Net increase in net assets from operations	$3,584,203
10
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ (36,296)	$ 84,852
Net realized gain	3,911,067	1,524,988
Net change in unrealized appreciation (depreciation)	(290,568)	2,076,521
Net increase in net assets from operations	$ 3,584,203	$ 3,686,361
Distributions to shareholders	$ —	$ (2,484,214)
Net decrease in net assets from capital share transactions	$ (2,288,006)	$ (1,395,328)
Net increase (decrease) in net assets	$ 1,296,197	$ (193,181)
Net Assets
At beginning of period	$ 35,872,820	$ 36,066,001
At end of period	$37,169,017	$35,872,820
11
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Financial Highlights

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 34.10	$ 32.89	$ 27.48	$ 31.96	$ 28.82	$ 31.01
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.04)	$ 0.08	$ 0.14	$ 0.15	$ 0.15	$ 0.21
Net realized and unrealized gain (loss)	3.59	3.63	8.21	(1.09)	3.20	2.05
Total income (loss) from operations	$ 3.55	$ 3.71	$ 8.35	$ (0.94)	$ 3.35	$ 2.26
Less Distributions
From net investment income	$ —	$ (0.14)	$ (0.15)	$ (0.18)	$ (0.21)	$ —
From net realized gain	—	(2.36)	(2.79)	(3.36)	—	(4.45)
Total distributions	$ —	$ (2.50)	$ (2.94)	$ (3.54)	$ (0.21)	$ (4.45)
Net asset value — End of period	$ 37.65	$ 34.10	$ 32.89	$ 27.48	$ 31.96	$ 28.82
Total Return(2)	10.41% (3)	12.24%	31.36%	(4.43)%	11.65%	7.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,169	$35,873	$36,066	$31,929	$41,239	$45,473
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.96% (5)	0.99%	1.00%	1.01%	1.04%	1.07%
Net expenses	0.96% (5)	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income (loss)	(0.20)% (5)	0.26%	0.44%	0.46%	0.49%	0.68%
Portfolio Turnover	44% (3)	82%	72%	62%	159%	170%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
12
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP SRI Mid Cap Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
13

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 37,000,577(1)	$ —	$ —	$ 37,000,577
Short-Term Investments	—	149,157	—	149,157
Total Investments	$37,000,577	$149,157	$ —	$37,149,734

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2021, the investment advisory fee amounted to $117,874. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
14

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2021, CRM was paid administrative fees of $21,762.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $211 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2021, expenses incurred under the Servicing Plan amounted to $9,800 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $15,777,401 and $18,150,542, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$28,549,511
Gross unrealized appreciation	$ 8,724,751
Gross unrealized depreciation	(124,528)
Net unrealized appreciation	$ 8,600,223
6  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund's assets to the extent of any overdraft. At June 30, 2021, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $8. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2021. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2021. The Fund’s average overdraft advances during the six months ended June 30, 2021 were not significant.
15

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSBT, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2021, the total value of securities on loan was $609,514 and the total value of collateral received was $640,860, comprised of U.S. government and/or agencies securities.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2021. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2021.
9  Affiliated Funds
At June 30, 2021, the value of the Fund’s investment in affiliated funds was $149,157, which represents 0.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$118,053	$3,949,798	$(3,918,689)	$(5)	$ —	$149,157	$61	149,157
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 1,000,000,000 common shares, $0.01 par value.
16

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	34,289	$ 1,237,045	60,897	$ 1,863,023
Reinvestment of distributions	—	—	82,150	2,484,214
Shares redeemed	(98,913)	(3,525,051)	(187,494)	(5,742,565)
Net decrease	(64,624)	$(2,288,006)	(44,447)	$(1,395,328)
At June 30, 2021, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 69.3%.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
12  Subsequent Event – Change in Independent Registered Public Accounting Firm
On July 30, 2021, KPMG LLP (“KPMG”) informed the Audit Committee and Board of the Corporation that it was resigning as the independent registered public accounting firm to the Corporation, as upon Morgan Stanley’s acquisition of Eaton Vance Corp., the parent company of CRM (the investment adviser to each series of the Corporation), KPMG would no longer be independent of the Corporation. The Audit Committee of the Board and the Board approved the selection of Deloitte & Touche LLP (“Deloitte”) as the independent registered public accounting firm for the funds that are series of the Corporation (the “Funds”) for the fiscal year ending December 31, 2021 to be effective upon KPMG’s resignation and Deloitte’s acceptance of the engagement which became effective July 30, 2021.
KPMG’s reports on the financial statements for the Funds for the fiscal periods ended December 31, 2019 and December 31, 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: neither the Funds, nor anyone on their behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304).
17

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert VP SRI Mid Cap Portfolio (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
985,399.484	44,333.744	8,772.368	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
18

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 16, 2021, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
19

Calvert
VP SRI Mid Cap Portfolio
June 30, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
20

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

21

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
22

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
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Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(a)(3)	Not applicable.

(a)(4)	Change in Independent Public Accountant.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Series, Inc.

By:	/s/ John H. Streur
John H. Streur
President

Date:	August 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	August 24, 2021

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2021